Annual Total Returns [BarChart] - LVIP Delaware Mid Cap Value Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(5.20%)
2012	14.94%
2013	33.78%
2014	7.63%
2015	0.26%
2016	20.41%
2017	17.75%
2018	(14.75%)
2019	30.43%
2020	0.51%